Total Share-Based Compensation Cost Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Capitalized as part of internal-used software	$ 213	¥ 1,381	¥ 0	¥ 229
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	7,683	49,770	34,611	23,976
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	75,143	486,760	426,052	164,704
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	$ 131,308	¥ 850,588	¥ 502,077	¥ 326,047